Long-Term Prepaid Expenses (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Long-Term Prepaid Expenses [Abstract]
Long-term prepaid rental expenses	$ 357,239	$ 377,794
Less: Accumulated amortization	(37,212)	(20,464)
Prepaid expense, total	$ 320,027	$ 357,330